CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Profit before income taxes	¥ 19,854	¥ 58,616	¥ 26,188
Adjustments for:
Depreciation of property and equipment	2,977	2,944	818
Amortization of intangible assets	1	2	0
Gain on disposal of property and equipment	0	(174)	0
Share-based compensation	111	75	689
Credit impairment losses	55,264	24,694	66,904
Operating profit before changes in working capital	78,207	86,157	94,599
Interest receivables	0	7,057	4,933
Loan receivables	(102,263)	(70,131)	(79,577)
Prepaid expenses and others	(2,250)	743	(555)
Advance from customers	0	0	(142)
Salary and benefit payable	2,399	3,850	(2,012)
Interest payable	18,399	12,584	1,310
Other payable	4,882	(25,183)	9,386
Net cash generated by/(used in) operating activities	(626)	15,077	27,942
Income tax paid	0	0	(676)
Net cash generated by/(used in) operating activities	(626)	15,077	27,266
Cash flow from investing activities
Payment for intangible asset	0	0	(9)
Proceeds from disposal of property and equipment	0	195	0
Payment for property and equipment	0	(271)	(18,376)
Net cash used in investing activities	0	(76)	(18,385)
Cash flow from financing activities
Proceeds received from related party loans	414	17,434	88,000
Repayments of related party loans	0	(14,693)	(8,500)
Proceeds received from shareholders' loans	0	13,000	5,000
Repayments of shareholders' loans	0	(3,000)	(5,000)
Proceeds received from loans payable	0	48,142	308,629
Repayments of loans payable	0	(79,345)	(414,924)
Net cash (used in)/generated by financing activities	414	(18,462)	(26,795)
Net decrease in cash, cash equivalents and restricted cash	(212)	(3,461)	(17,914)
Cash and cash equivalents at beginning of year	132	3,188	21,717
Exchange losses on cash, cash equivalents and restricted cash	177	405	(615)
Cash, cash equivalents and restricted cash at end of year	97	132	3,188
Net cash generated by/(used in) operating activities include
Interest received	100	3,307	98,185
Interest paid	(200)	(3,709)	(25,769)
Foreclosure of a pledged property	0	0	(18,000)
Net cash (used in)/generated by financing activities
Loans receivable novated to a related party to offset its related party loans to the Company	¥ 1,305	¥ 40,216	¥ 0